Loans from a Related Party, a Cost Method Investee (Tables)	12 Months Ended
Dec. 31, 2018
Cost Method Investment/ Loans from a Related Party, a Cost Method Investee [Abstract]
Schedule of loans from a cost method investee
Lender name	Interest rate	Term	December 31, 2018	December 31, 2017
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 23, 2016 to August 22, 2017	$3,634,989	$3,841,787
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 30, 2016 to November 29, 2017	2,180,993	2,305,072
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 1, 2016 to November 30, 2017	1,453,996	1,536,715
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 19, 2016 to March 18, 2018	7,269,978	7,683,572
Total loans from a cost method investee			$14,539,956	$15,367,146